Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 3,540,000	$ 1,643,000	$ 8,421,000	$ 2,447,000
Other operating income and expenses	296,000	143,000	395,000	375,000
Finance costs	1,062,000	2,542,000	3,966,000	6,400,000
Previously Reported
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses		440,000		39,000
Finance costs		620,000		740,000
Currently Reported
Disclosure Of Loss Before Income Tax Line Item
Finance costs		1,060,000		779,000
Effect of Change
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses		(440,000)		(39,000)
Finance costs		440,000		39,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	3,539,491	1,643,134	8,420,728	2,446,932
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	2,298,879	650,488	5,134,601	970,168
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	170,859	86,336	365,175	139,916
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,069,753	$ 906,310	$ 2,920,952	$ 1,336,848